UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08631
                                                     ---------

                               Phoenix Portfolios
   ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            900 Third Ave, 31st Floor
                               New York, NY 10022
   ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,          John H. Beers, Esq.
    Counsel and Secretary for Registrant       Vice President and Counsel
       Phoenix Life Insurance Company        Phoenix Life Insurance Company
              One American Row                      One American Row
           Hartford, CT 06103-2899               Hartford, CT 06103-2899
   ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 451-1100
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                     Date of reporting period: July 31, 2006
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


PHOENIX PORTFOLIOS
GLOSSARY
JULY 31, 2006


REIT (Real Estate  Investment Trust)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Short Position ("short")
Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. If the price rises, the investor must buy at the higher price and sustain a loss.

Phoenix Market Neutral Fund


                             SCHEDULE OF INVESTMENTS
                                      AND
                             SECURITIES SOLD SHORT
                                  JULY 31, 2006
                                   (UNAUDITED)


                                                    SHARES         VALUE
                                                   --------     ------------

DOMESTIC COMMON STOCKS--96.2%

ADVERTISING--0.8%
Harte-Hanks, Inc.                                    22,000     $    536,580
Omnicom Group, Inc.                                   6,800          601,868
                                                                ------------
                                                                   1,138,448
                                                                ------------

AEROSPACE & DEFENSE--0.5%
Teledyne Technologies, Inc.(b)                       16,700          637,272

AGRICULTURAL PRODUCTS--0.9%
Archer-Daniels-Midland Co.                           12,100          532,400
Delta & Pine Land Co.                                18,700          639,727
                                                                ------------
                                                                   1,172,127
                                                                ------------

AIR FREIGHT & LOGISTICS--0.2%
Hub Group, Inc. Class A(b)                           12,200          275,476

AIRLINES--0.7%
AMR Corp.(b)                                         23,400          514,800
Mesa Air Group, Inc.(b)                              58,300          493,218
                                                                ------------
                                                                   1,008,018
                                                                ------------

ALUMINUM--0.4%
Aleris International, Inc.(b)                        14,100          577,254

APPAREL RETAIL--2.5%
Abercrombie & Fitch Co.  Class A                     10,200          540,192
Children's Place (The)(b)                            11,200          625,184
Guess?, Inc.(b)                                      13,700          583,620
Limited Brands, Inc.                                 23,600          593,776
Ross Stores, Inc.                                    23,300          579,937
Shoe Carnival, Inc.(b)                               25,000          549,750
                                                                ------------
                                                                   3,472,459
                                                                ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.8%
Carter's, Inc.(b)                                    24,300          529,983
Phillips-Van Heusen Corp.                            16,300          579,139
                                                                ------------
                                                                   1,109,122
                                                                ------------

APPLICATION SOFTWARE--2.7%
Epicor Software Corp.(b)                             57,300          671,556
FactSet Research Systems, Inc.                       13,000          570,700
Fair Isaac Corp.                                     17,300          584,394
Lawson Software, Inc.(b)                             98,500          659,950


                                                    SHARES         VALUE
                                                   --------     ------------

APPLICATION SOFTWARE--(CONTINUED)
Quest Software, Inc.(b)                              43,900     $    600,113
Sonic Solutions, Inc.(b)                             43,800          622,398
                                                                ------------
                                                                   3,709,111
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
Calamos Asset Management, Inc. Class A               10,000          270,100
Franklin Resources, Inc.                              7,300          667,585
Gladstone Capital Corp.                              13,700          306,606
Investors Financial Services Corp.                   12,600          564,732
Mellon Financial Corp.                               17,500          612,500
Waddell & Reed Financial, Inc. Class A                9,900          215,523
                                                                ------------
                                                                   2,637,046
                                                                ------------

AUTO PARTS & EQUIPMENT--1.3%
ArvinMeritor, Inc.                                   36,500          600,790
Modine Manufacturing Co.                             26,800          631,676
TRW Automotive Holdings Corp.(b)                     23,600          611,240
                                                                ------------
                                                                   1,843,706
                                                                ------------

AUTOMOTIVE RETAIL--0.3%
CSK Auto Corp.(b)                                    38,300          463,813

BIOTECHNOLOGY--1.1%
Biogen Idec, Inc.(b)                                 13,900          585,468
Enzon Pharmaceuticals, Inc.(b)                       26,800          214,668
Gilead Sciences, Inc.(b)                              7,800          479,544
Lexicon Genetics, Inc.(b)                            54,300          239,463
                                                                ------------
                                                                   1,519,143
                                                                ------------

BREWERS--0.5%
Anheuser-Busch Cos., Inc.                            14,200          683,730

BROADCASTING & CABLE TV--0.3%
Salem Communications Corp. Class A                   28,400          344,492

BUILDING PRODUCTS--0.1%
American Woodmark Corp.                               3,700          125,726

CASINOS & GAMING--1.8%
Boyd Gaming Corp.                                    14,500          486,330
Dover Downs Gaming & Entertainment, Inc.             13,900          223,095
International Game Technology                        16,400          634,024
MGM MIRAGE(b)                                        15,600          554,424

Phoenix Market Neutral Fund


                                                    SHARES         VALUE
                                                   --------     ------------

CASINOS & GAMING--(CONTINUED)
Penn National Gaming, Inc.(b)                        17,100     $    565,497
                                                                ------------
                                                                   2,463,370
                                                                ------------

COMMERCIAL PRINTING--0.8%
Consolidated Graphics, Inc.(b)                       12,600          619,794
Harland (John H.) Co.                                13,100          514,961
                                                                ------------
                                                                   1,134,755
                                                                ------------

COMMODITY CHEMICALS--0.8%
Pioneer Cos., Inc.(b)                                23,600          619,736
Westlake Chemical Corp.                              19,600          537,040
                                                                ------------
                                                                   1,156,776
                                                                ------------

COMPUTER HARDWARE--0.8%
Hewlett-Packard Co.                                  19,700          628,627
NCR Corp.(b)                                         16,600          533,524
                                                                ------------
                                                                   1,162,151
                                                                ------------

COMPUTER STORAGE & PERIPHERALS--0.9%
Advanced Digital Information Corp.(b)                52,500          633,150
Western Digital Corp.(b)                             30,500          534,970
                                                                ------------
                                                                   1,168,120
                                                                ------------

CONSTRUCTION & ENGINEERING--0.9%
Granite Construction, Inc.                           14,000          608,860
Jacobs Engineering Group, Inc.(b)                     8,000          663,920
                                                                ------------
                                                                   1,272,780
                                                                ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.1%
ASV, Inc.(b)                                         18,100          276,206
Cascade Corp.                                        16,100          595,700
Commercial Vehicle Group, Inc.(b)                    32,900          592,529
                                                                ------------
                                                                   1,464,435
                                                                ------------

CONSUMER FINANCE--1.2%
AmeriCredit Corp.(b)                                 14,400          354,096
Cash America International, Inc.                     16,800          575,400
CompuCredit Corp.(b)                                 18,100          591,327
First Marblehead Corp. (The)                          1,900           87,020
                                                                ------------
                                                                   1,607,843
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--2.2%
CheckFree Corp.(b)                                   12,800          569,600
Computer Sciences Corp.(b)                           11,900          623,441
Fiserv, Inc.(b)                                      13,500          589,410
Hewitt Associates, Inc. Class A(b)                   27,200          611,184
Wright Express Corp.(b)                              22,500          673,875
                                                                ------------
                                                                   3,067,510
                                                                ------------


                                                    SHARES         VALUE
                                                   --------     ------------

DEPARTMENT STORES--1.3%
Bon-Ton Stores, Inc. (The)                           24,700     $    609,349
Dillard's, Inc. Class A                              20,800          624,624
Penney (J.C.) Co., Inc.                               8,900          560,344
                                                                ------------
                                                                   1,794,317
                                                                ------------

DIVERSIFIED CHEMICALS--0.4%
FMC Corp.                                             9,800          604,562

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.4%
Cendant Corp.                                        13,900          208,639
Corinthian Colleges, Inc.(b)                         46,500          624,030
Navigant Consulting, Inc.(b)                         28,800          549,504
SIRVA, Inc.(b)                                      111,400          609,358
                                                                ------------
                                                                   1,991,531
                                                                ------------

DIVERSIFIED METALS & MINING--0.9%
Phelps Dodge Corp.                                    7,200          628,848
Southern Copper Corp.                                 6,500          627,250
                                                                ------------
                                                                   1,256,098
                                                                ------------

DIVERSIFIED REIT'S--0.4%
Spirit Finance Corp.                                 52,900          587,190

DRUG RETAIL--0.4%
Longs Drug Stores Corp.                              12,000          493,440

ELECTRIC UTILITIES--2.4%
Cleco Corp.                                          25,700          635,304
Edison International                                 15,300          633,114
FirstEnergy Corp.                                    12,300          688,800
FPL Group, Inc.                                      14,700          634,158
Otter Tail Corp.                                     21,700          643,622
                                                                ------------
                                                                   3,234,998
                                                                ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
Encore Wire Corp.(b)                                 15,700          557,193
Lamson & Sessions Co. (The)(b)                       19,800          554,994
                                                                ------------
                                                                   1,112,187
                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
Aeroflex, Inc.(b)                                    53,100          538,434
Coherent, Inc.(b)                                    18,500          593,110
Mettler-Toledo International, Inc.(b)                 9,800          602,994
                                                                ------------
                                                                   1,734,538
                                                                ------------

ELECTRONIC MANUFACTURING SERVICES--0.3%
TTM Technologies, Inc.(b)                            39,300          433,872

ENVIRONMENTAL & FACILITIES SERVICES--0.6%
Republic Services, Inc.                              15,900          638,544

Phoenix Market Neutral Fund


                                                    SHARES         VALUE
                                                   --------     ------------

ENVIRONMENTAL & FACILITIES SERVICES--(CONTINUED)
Waste Management, Inc.                                6,200     $    213,156
                                                                ------------
                                                                     851,700
                                                                ------------

FOOTWEAR--0.3%
K-Swiss, Inc. Class A                                12,700          355,219

FOREST PRODUCTS--0.4%
Weyerhaeuser Co.                                      8,700          510,342

GAS UTILITIES--1.4%
New Jersey Resources Corp.                           13,200          659,076
Questar Corp.                                         7,300          646,780
Southwest Gas Corp.                                  20,700          681,651
                                                                ------------
                                                                   1,987,507
                                                                ------------

GENERAL MERCHANDISE STORES--0.4%
Family Dollar Stores, Inc.                           21,600          490,752

HEALTH CARE DISTRIBUTORS--0.5%
PSS World Medical, Inc.(b)                           32,600          647,110

HEALTH CARE EQUIPMENT--2.8%
Aspect Medical Systems, Inc.(b)                      31,100          455,615
Becton, Dickinson & Co.                              10,800          711,936
Candela Corp.(b)                                     23,400          365,040
Cantel Medical Corp.(b)                               8,900          127,982
CONMED Corp.(b)                                       7,800          155,610
Datascope Corp.                                      19,200          590,016
Symmetry Medical, Inc.(b)                            38,800          563,764
Tripath Imaging, Inc.(b)                             24,500          153,125
Zoll Medical Corp.(b)                                19,500          685,620
                                                                ------------
                                                                   3,808,708
                                                                ------------

HEALTH CARE SUPPLIES--0.9%
Bausch & Lomb, Inc.                                  13,000          614,900
ICU Medical, Inc.(b)                                 14,700          614,166
SurModics, Inc.(b)                                    2,100           75,075
                                                                ------------
                                                                   1,304,141
                                                                ------------

HOMEBUILDING--1.3%
M/I  Homes, Inc.                                     19,200          618,624
Technical Olympic USA, Inc.                          49,600          592,224
Toll Brothers, Inc.(b)                               23,500          600,895
                                                                ------------
                                                                   1,811,743
                                                                ------------

HOMEFURNISHING RETAIL--0.5%
Rent-A-Center, Inc.(b)                               24,700          665,171

HOTELS, RESORTS & CRUISE LINES--0.9%
Bluegreen Corp.(b)                                   45,800          536,318
Interstate Hotels & Resorts, Inc.(b)                 19,500          193,830


                                                    SHARES         VALUE
                                                   --------     ------------

HOTELS, RESORTS & CRUISE LINES--(CONTINUED)
Royal Caribbean Cruises Ltd.                         15,800     $    535,620
                                                                ------------
                                                                   1,265,768
                                                                ------------

HOUSEWARES & SPECIALTIES--0.3%
Lifetime Brands, Inc.                                23,100          469,623

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.6%
Korn/Ferry International(b)                          21,100          391,827
Spherion Corp.(b)                                    53,300          405,080
                                                                ------------
                                                                     796,907
                                                                ------------

HYPERMARKETS & SUPER CENTERS--0.0%
Wal-Mart Stores, Inc.                                 1,300           57,850

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.0%
AES Corp. (The)(b)                                   32,100          637,506
TXU Corp.                                            11,000          706,530
                                                                ------------
                                                                   1,344,036
                                                                ------------

INDUSTRIAL MACHINERY--2.2%
Albany International Corp. Class A                   15,000          538,950
CIRCOR International, Inc.                           22,100          615,485
Crane Co.                                            16,600          637,440
Lincoln Electric Holdings, Inc.                      10,500          602,490
Nordson Corp.                                        15,000          682,500
                                                                ------------
                                                                   3,076,865
                                                                ------------

INTEGRATED OIL & GAS--0.9%
Hess Corp.                                           11,200          592,480
Marathon Oil Corp.                                    7,400          670,736
                                                                ------------
                                                                   1,263,216
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
Cincinnati Bell, Inc.(b)                            135,700          544,157

INTERNET SOFTWARE & SERVICES--2.8%
Click Commerce, Inc.(b)                              17,500          260,925
Digital River, Inc.(b)                               14,400          645,696
EarthLink, Inc.(b)                                   72,400          522,004
InfoSpace, Inc.(b)                                   25,100          553,706
Nic, Inc.(b)                                        105,000          578,550
RealNetworks, Inc.(b)                                61,900          618,381
Stellent, Inc.                                        7,700           72,380
United Online, Inc.                                  53,000          578,230
                                                                ------------
                                                                   3,829,872
                                                                ------------

INVESTMENT BANKING & BROKERAGE--0.6%
Knight Capital Group, Inc. Class A(b)                12,200          201,788
Lehman Brothers Holdings, Inc.                       10,400          675,480
                                                                ------------
                                                                     877,268
                                                                ------------

Phoenix Market Neutral Fund


                                                    SHARES         VALUE
                                                   --------     ------------

IT CONSULTING & OTHER SERVICES--1.3%
Acxiom Corp.                                         24,600     $    602,208
CIBER, Inc.(b)                                       91,200          592,800
Forrester Research, Inc.(b)                          22,500          600,750
                                                                ------------
                                                                   1,795,758
                                                                ------------

LEISURE FACILITIES--0.5%
Speedway Motorsports, Inc.                           17,500          632,100

LIFE & HEALTH INSURANCE--0.4%
Nationwide Financial Services, Inc. Class A          13,100          590,548

LIFE SCIENCES TOOLS & SERVICES--1.1%
Albany Molecular Research, Inc.(b)                   18,900          170,100
Applera Corp. - Applied Biosystems Group             19,700          633,355
Bruker Biosciences Corp.(b)                         113,700          664,008
                                                                ------------
                                                                   1,467,463
                                                                ------------

METAL & GLASS CONTAINERS--0.4%
Silgan Holdings, Inc.                                16,000          592,160

MORTGAGE REIT'S--1.3%
Capital Trust, Inc. Class A                          15,800          543,204
iStar Financial, Inc.                                15,600          620,256
New Century Financial Corp.                          13,200          576,312
                                                                ------------
                                                                   1,739,772
                                                                ------------

MOVIES & ENTERTAINMENT--0.4%
World Wrestling Entertainment, Inc.                  33,300          543,456

MULTI-UTILITIES--0.8%
CenterPoint Energy, Inc.                             35,100          482,274
DTE Energy Co.                                       14,600          617,872
                                                                ------------
                                                                   1,100,146
                                                                ------------

OFFICE ELECTRONICS--0.4%
Xerox Corp.(b)                                       42,800          603,052

OFFICE SERVICES & SUPPLIES--0.8%
Miller (Herman), Inc.                                15,300          434,673
United Stationers, Inc.(b)                           13,400          658,878
                                                                ------------
                                                                   1,093,551
                                                                ------------

OIL & GAS EQUIPMENT & SERVICES--1.8%
BJ Services Co.                                      17,100          620,217
Dresser-Rand Group, Inc.(b)                          29,000          660,330
Natco Group, Inc.(b)                                 16,400          623,200
Trico Marine Services, Inc.(b)                       16,800          615,720
                                                                ------------
                                                                   2,519,467
                                                                ------------

OIL & GAS EXPLORATION & PRODUCTION--4.2%
Anadarko Petroleum Corp.                             13,500          617,490


                                                    SHARES         VALUE
                                                   --------     ------------

OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
Berry Petroleum Co. Class A                          17,600     $    592,064
BP Prudhoe Bay Royalty Trust                          7,200          632,880
Callon Petroleum Co.(b)                              36,700          684,455
Energy Partners Ltd.(b)                              36,000          654,120
Harvest Natural Resources, Inc.(b)                   48,900          684,111
Penn Virginia Corp.                                   8,400          573,384
Petroleum Development Corp.(b)                       14,300          636,922
Swift Energy Co.(b)                                  13,500          648,000
XTO Energy, Inc.                                      2,200          103,378
                                                                ------------
                                                                   5,826,804
                                                                ------------

OIL & GAS STORAGE & TRANSPORTATION--0.4%
OMI Corp.                                            24,500          540,470

PACKAGED FOODS & MEATS--1.5%
Chiquita Brands International, Inc.                  45,400          610,176
J & J Snack Foods Corp.                              11,800          355,062
McCormick & Co., Inc.                                17,300          606,538
Seaboard Corp.                                          400          456,000
                                                                ------------
                                                                   2,027,776
                                                                ------------

PAPER PACKAGING--0.5%
Rock-Tenn Co. Class A                                40,000          687,600

PHARMACEUTICALS--1.5%
Alpharma, Inc. Class A                               23,500          530,630
King Pharmaceuticals, Inc.(b)                        34,600          588,892
KV Pharmaceutical Co. Class A(b)                     22,400          424,480
Sciele Pharma, Inc.(b)                               27,500          562,100
                                                                ------------
                                                                   2,106,102
                                                                ------------

PROPERTY & CASUALTY INSURANCE--2.1%
21st Century Insurance Group                         24,000          371,280
Berkley (W.R.) Corp.                                  6,300          226,800
Markel Corp.(b)                                       1,900          647,235
ProAssurance Corp.(b)                                11,900          591,549
Safety Insurance Group, Inc.                         10,800          573,048
Tower Group, Inc.                                    14,500          435,290
                                                                ------------
                                                                   2,845,202
                                                                ------------

PUBLISHING & PRINTING--0.5%
Journal Register Co.                                 26,000          199,160
Morningstar, Inc.(b)                                 12,600          477,162
                                                                ------------
                                                                     676,322
                                                                ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
CB Richard Ellis Group, Inc. Class A(b)              22,500          529,425

REGIONAL BANKS--5.4%
Bank of Hawaii Corp.                                 12,000          594,480

Phoenix Market Neutral Fund


                                                    SHARES         VALUE
                                                   --------     ------------

REGIONAL BANKS--(CONTINUED)
Cascade Bancorp                                       2,600     $     89,674
Columbia Banking System, Inc.                        16,810          524,976
East West Bancorp, Inc.                              14,500          585,075
First Bancorp                                         6,100          131,882
First BanCorp                                        64,900          615,901
First Republic Bank                                  14,700          625,191
Greater Bay Bancorp                                  22,700          650,128
Independent Bank Corp.                               21,141          541,421
Marshall & Ilsley Corp.                              12,200          573,034
Nara Bancorp, Inc.                                   30,800          567,028
Pinnacle Financial Partners, Inc.(b)                  3,000          100,920
Placer Sierra Bancshares                              3,800           82,802
R-G Financial Corp. Class B                          47,400          393,420
Santander BanCorp                                    13,700          308,661
Southwest Bancorp, Inc.                               3,600           95,076
Sterling Financial Corp.                              8,900          192,507
Vineyard National Bancorp                             1,900           52,972
Washington Trust Bancorp, Inc.                        2,500           67,225
Whitney Holding Corp.                                17,500          631,575
                                                                ------------
                                                                   7,423,948
                                                                ------------

REINSURANCE--0.5%
Reinsurance Group of America, Inc.                   11,600          575,012
Scottish Re Group Ltd.                               33,100          132,069
                                                                ------------
                                                                     707,081
                                                                ------------

RESTAURANTS--0.8%
Brinker International, Inc.                          15,500          502,200
Darden Restaurants, Inc.                             14,800          500,240
Ruth's Chris Steak House, Inc.(b)                     2,900           51,475
                                                                ------------
                                                                   1,053,915
                                                                ------------

RETAIL REIT'S--0.5%
Tager Factory Outlet Centers, Inc.                   19,200          631,680

SEMICONDUCTOR EQUIPMENT--1.6%
Cymer, Inc.(b)                                       16,400          641,568
MKS Instruments, Inc.(b)                             15,100          312,117
Novellus Systems, Inc.(b)                            26,500          670,715
Photronics, Inc.(b)                                  42,100          588,137
                                                                ------------
                                                                   2,212,537
                                                                ------------

SEMICONDUCTORS--1.0%
IXYS Corp.(b)                                        62,500          587,500
Standard Microsystems Corp.(b)                        4,000          106,320
Trident Microsystems, Inc.(b)                        39,100          673,302
                                                                ------------
                                                                   1,367,122
                                                                ------------


                                                    SHARES         VALUE
                                                   --------     ------------

SPECIALIZED REIT'S--2.1%
Ashford Hospitality Trust, Inc.                      46,600     $    547,550
Equity Inns, Inc.                                    36,100          569,297
FelCor Lodging Trust, Inc.                           28,500          627,000
Highland Hospitality Corp.                           42,900          572,715
Host Hotels & Resorts, Inc.                          27,200          577,184
                                                                ------------
                                                                   2,893,746
                                                                ------------

SPECIALTY CHEMICALS--0.8%
Fuller (H.B.) Co.                                    13,500          539,730
Valspar Corp. (The)                                  24,500          603,435
                                                                ------------
                                                                   1,143,165
                                                                ------------

SPECIALTY STORES--0.4%
Dick's Sporting Goods, Inc.(b)                       13,900          506,099

STEEL--0.9%
Chaparral Steel Co.(b)                                8,500          596,615
Mesabi Trust                                         30,200          579,236
                                                                ------------
                                                                   1,175,851
                                                                ------------

SYSTEMS SOFTWARE--1.9%
Altiris, Inc.(b)                                     36,100          623,086
Internet Security Systems, Inc.(b)                    9,400          211,406
McAfee, Inc.(b)                                       1,500           32,325
Progress Software Corp.(b)                           22,600          511,438
Secure Computing Corp.(b)                           117,400          652,744
Sybase, Inc.(b)                                      29,500          620,975
                                                                ------------
                                                                   2,651,974
                                                                ------------

TECHNOLOGY DISTRIBUTORS--0.8%
Global Imaging Systems, Inc.(b)                       7,800          329,784
Ingram Micro, Inc. Class A(b)                        35,700          629,391
SYNNEX Corp.(b)                                       5,300          109,074
                                                                ------------
                                                                   1,068,249
                                                                ------------

THRIFTS & MORTGAGE FINANCE--2.8%
BankUnited Financial Corp. Class A                   22,300          659,857
Corus Bankshares, Inc.                               22,500          519,525
Downey Financial Corp.                                9,600          636,960
FirstFed Financial Corp.(b)                          10,400          587,080
Flushing Financial Corp.                              5,100           84,864
Franklin Bank Corp.(b)                                5,600          108,696
Ocwen Financial Corp.(b)                             45,800          635,704
W Holding Co., Inc.                                  82,400          434,248
Willow Grove Bancorp, Inc.                           12,200          196,786
                                                                ------------
                                                                   3,863,720
                                                                ------------

TIRES & RUBBER--0.3%
Goodyear Tire & Rubber Co. (The)(b)                  42,000          462,000

Phoenix Market Neutral Fund


                                                    SHARES         VALUE
                                                   --------     ------------

TOBACCO--0.5%
Loews Corp. - Carolina Group                         11,000     $    631,180

TRADING COMPANIES & DISTRIBUTORS--0.9%
Applied Industrial Technologies, Inc.                25,800          601,656
United Rentals, Inc.(b)                              21,400          597,488
                                                                ------------
                                                                   1,199,144
                                                                ------------

TRUCKING--0.8%
Celadon Group, Inc.(b)                               28,850          506,895
Con-Way, Inc.                                         1,000           49,480
Dollar Thrifty Automotive Group, Inc.(b)             13,600          608,736
                                                                ------------
                                                                   1,165,111
                                                                ------------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $134,553,697)                                   132,489,067
----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(e)--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A (Argentina)(c)          1,400                0
Telefonica Moviles S.A (Argentina)(c)                 1,400                0
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $0)                                                       0
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.2%
(IDENTIFIED COST $134,553,697)                                   132,489,067
                                                                ------------


                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                   --------     ------------

SHORT-TERM INVESTMENTS(d)--5.5%

COMMERCIAL PAPER--5.5%
Lockhart Funding LLC 5.30%, 8/1/06                 $  1,380        1,380,000
Lockhart Funding LLC 5.32%, 8/1/06                      625          625,000
CAFCO LLC 5.25%, 8/2/06                               2,280        2,279,667
Target Corp. 5.22%, 8/7/06                            2,060        2,058,208
Bank of America Corp. 5.28%, 8/8/06                   1,185        1,183,783
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,526,658)                                       7,526,658
----------------------------------------------------------------------------


TOTAL INVESTMENTS--101.7%
(IDENTIFIED COST $142,080,355)                                   140,015,725(a)

SECURITIES SOLD SHORT--(96.5)%
(PROCEEDS $137,946,958)                                         (132,813,154)

Other assets and liabilities, net--94.8%                         130,449,718
                                                                ------------
NET ASSETS--100.0%                                              $137,652,289
                                                                ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $5,727,464 and gross depreciation of $9,088,169 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $143,376,430.
(b) Non-income producing.
(c) Illiquid and restricted. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At July 31, 2006, these securities amounted to a value of $0 or 0.0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedule of Investments and Securities Sold Short.
(d) The rate shown is the discount rate.
(e) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.


                                                    SHARES         VALUE
                                                   --------     ------------

SECURITIES SOLD SHORT--96.5%

DOMESTIC COMMON STOCKS SOLD SHORT--96.1%

ADVERTISING--0.9%
Interpublic Group of Cos., Inc. (The)                79,400     $    650,286
Lamar Advertising Co. Class A                        11,800          578,672
                                                                ------------
                                                                   1,228,958
                                                                ------------

AEROSPACE & DEFENSE--0.4%
Aviall, Inc.                                         10,800          513,324

AGRICULTURAL PRODUCTS--0.9%
Alico, Inc.                                          11,100          604,950
Bunge Ltd.                                           10,300          562,174
                                                                ------------
                                                                   1,167,124
                                                                ------------

AIRLINES--0.8%
Frontier Airlines Holdings, Inc.                     95,300          617,544
US Airways Group, Inc.                               11,500          525,435
                                                                ------------
                                                                   1,142,979
                                                                ------------

AIRPORT SERVICES--0.2%
Macquarie Infrastructure Co. Trust                   10,500          269,325

ALUMINUM--0.4%
Century Aluminum Co.                                 19,200          592,704

APPAREL RETAIL--2.2%
Chico's FAS, Inc.                                    22,400          507,360
DSW, Inc. Class A                                    17,700          607,641
Hot Topic, Inc.                                      50,800          747,268
Jos. A. Bank Clothiers, Inc.                         22,700          571,586
Urban Outfitters, Inc.                               36,200          528,158
                                                                ------------
                                                                   2,962,013
                                                                ------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.2%
Fossil, Inc.                                         34,600          628,336
Under Armour, Inc. Class A                           14,000          562,100
Volcom, Inc.                                         20,600          414,678
                                                                ------------
                                                                   1,605,114
                                                                ------------

APPLICATION SOFTWARE--2.4%
ANSYS, Inc.                                          12,500          573,625
Blackboard, Inc.                                     21,400          606,262
NAVTEQ Corp.                                         16,400          462,152
Opsware, Inc.                                        82,700          574,765

Phoenix Market Neutral Fund


                                                    SHARES         VALUE
                                                   --------     ------------

APPLICATION SOFTWARE--(CONTINUED)
Transaction Systems Architects, Inc.                 15,900     $    588,618
Witness Systems, Inc.                                31,800          506,574
                                                                ------------
                                                                   3,311,996
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.5%
Eaton Vance Corp.                                    23,000          569,480
GAMCO Investors, Inc. Class A                         7,500          272,625
Legg Mason, Inc.                                      7,200          600,984
Nuveen Investments, Inc. Class A                     12,300          584,127
                                                                ------------
                                                                   2,027,216
                                                                ------------

AUTO PARTS & EQUIPMENT--1.3%
American Axle & Manufacturing
  Holdings, Inc.                                     37,100          607,698
Gentex Corp.                                         44,000          586,960
LKQ Corp.                                            29,200          654,080
                                                                ------------
                                                                   1,848,738
                                                                ------------

AUTOMOTIVE RETAIL--0.3%
Pep Boys-Manny, Moe & Jack                           35,500          382,690

BIOTECHNOLOGY--1.1%
Celgene Corp.                                        13,100          627,359
Cell Genesys, Inc.                                   41,400          203,274
Isis Pharmaceuticals, Inc.                           34,100          204,941
MedImmune, Inc.                                      18,200          461,916
                                                                ------------
                                                                   1,497,490
                                                                ------------

BREWERS--0.4%
Molson Coors Brewing Co. Class B                      8,400          600,180

BROADCASTING & CABLE TV--0.2%
Spanish Broadcasting System, Inc. Class A            65,100          300,111

BUILDING PRODUCTS--0.1%
Trex Co., Inc.                                        4,300          121,260

CASINOS & GAMING--1.7%
Churchill Downs, Inc.                                 6,200          240,126
Harrah's Entertainment, Inc.                          9,000          540,990
Scientific Games Corp. Class A                       16,200          550,314
Station Casinos, Inc.                                 9,000          493,740
Wynn Resorts Ltd.                                     8,600          550,486
                                                                ------------
                                                                   2,375,656
                                                                ------------

CATALOG RETAIL--0.4%
Gaiam, Inc. Class A                                  39,600          534,204

COMMERCIAL PRINTING--0.9%
Bowne & Co., Inc.                                    45,300          628,311
Donnelley (R.R.) & Sons Co.                          18,800          548,772
                                                                ------------
                                                                   1,177,083
                                                                ------------


                                                    SHARES         VALUE
                                                   --------     ------------

COMMODITY CHEMICALS--0.9%
Calgon Carbon Corp.                                  98,900     $    599,334
NL Industries, Inc.                                  60,900          587,076
                                                                ------------
                                                                   1,186,410
                                                                ------------

COMPUTER & ELECTRONICS RETAIL--0.4%
Ultimate Software Group, Inc.                        26,200          543,388

COMPUTER HARDWARE--0.9%
Diebold, Inc.                                        14,700          593,880
Sun Microsystems, Inc.                              151,500          659,025
                                                                ------------
                                                                   1,252,905
                                                                ------------

COMPUTER STORAGE & PERIPHERALS--1.0%
Adaptec, Inc.                                       138,300          608,520
Intermec, Inc.                                       27,300          666,120
Mobility Electronics, Inc.                           23,900          134,318
                                                                ------------
                                                                   1,408,958
                                                                ------------

CONSTRUCTION & ENGINEERING--0.9%
Fluor Corp.                                           6,500          570,895
Foster Wheeler Ltd.                                  16,800          640,752
                                                                ------------
                                                                   1,211,647
                                                                ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.1%
Cohen & Steers, Inc.                                  8,800          223,432
Gehl Co.                                             24,400          673,928
Wabash National Corp.                                39,600          563,904
                                                                ------------
                                                                   1,461,264
                                                                ------------

CONSUMER FINANCE--1.1%
Advanta Corp. Class B                                10,200          367,506
First Cash Financial Services, Inc.                  14,300          272,129
Nelnet, Inc. Class A                                  9,700          297,499
Student Loan Corp. (The)                              3,300          593,175
                                                                ------------
                                                                   1,530,309
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--2.2%
Electronic Data Systems Corp.                        26,300          628,570
Euronet Worldwide, Inc.                              15,800          401,478
Heartland Payment Systems, Inc.                      26,300          685,115
Iron Mountain, Inc.                                  17,600          721,600
Paychex, Inc.                                        15,900          543,462
                                                                ------------
                                                                   2,980,225
                                                                ------------

DEPARTMENT STORES--1.3%
Federated Department Stores, Inc.                    18,000          631,980
Retail Ventures, Inc.                                33,600          579,936
Saks, Inc.                                           39,000          629,460
                                                                ------------
                                                                   1,841,376
                                                                ------------

Phoenix Market Neutral Fund


                                                    SHARES         VALUE
                                                   --------     ------------

DIVERSIFIED CHEMICALS--0.4%
Ashland, Inc.                                         9,000     $    598,590

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.9%
ChoicePoint, Inc.                                    17,500          597,800
Copart, Inc.                                         24,800          660,672
                                                                ------------
                                                                   1,258,472
                                                                ------------

DIVERSIFIED METALS & MINING--1.0%
RTI International Metals, Inc.                       14,900          686,592
Titanium Metals Corp.                                24,200          697,928
                                                                ------------
                                                                   1,384,520
                                                                ------------

DIVERSIFIED REIT'S--0.4%
Franklin Street Properties Corp.                     29,600          550,560

DRUG RETAIL--0.3%
Rite Aid Corp.                                      110,700          467,154

EDUCATION SERVICES--0.4%
DeVry, Inc.                                          27,200          573,920

ELECTRIC UTILITIES--2.3%
ALLETE, Inc.                                         13,500          626,670
Exelon Corp.                                         10,800          625,320
IDACORP, Inc.                                        15,700          585,296
Progress Energy, Inc.                                14,900          648,895
Southern Co. (The)                                   19,800          668,844
                                                                ------------
                                                                   3,155,025
                                                                ------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
American Power Conversion Corp.                      36,000          607,680
EnerSys                                              33,500          604,005
GrafTech International Ltd.                          71,900          386,103
                                                                ------------
                                                                   1,597,788
                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.9%
Checkpoint Systems, Inc.                             29,000          478,500
Cognex Corp.                                         23,100          545,160
Electro Scientific Industries, Inc.                  33,300          585,414
Gerber Scientific, Inc.                              20,900          320,397
Rambus, Inc.                                         38,900          685,807
                                                                ------------
                                                                   2,615,278
                                                                ------------

ELECTRONIC MANUFACTURING SERVICES--0.3%
Park Electrochemical Corp.                           18,500          455,655

ENVIRONMENTAL & FACILITIES SERVICES--1.1%
Allied Waste Industries, Inc.                        63,300          643,128
Covanta Holding Corp.                                35,300          623,045
Synagro Technologies, Inc.                           75,500          299,735
                                                                ------------
                                                                   1,565,908
                                                                ------------


                                                    SHARES         VALUE
                                                   --------     ------------

FOOTWEAR--0.2%
Iconix Brand Group, Inc.                             20,500     $    287,000

FOREST PRODUCTS--0.4%
Deltic Timber Corp.                                   9,600          474,048

GAS UTILITIES--1.4%
Equitable Resources, Inc.                            16,900          608,569
Northwest Natural Gas Co.                            16,400          622,708
Peoples Energy Corp.                                 16,000          675,360
                                                                ------------
                                                                   1,906,637
                                                                ------------

GENERAL MERCHANDISE STORES--0.1%
Pricesmart, Inc.                                     12,400          150,288

HEALTH CARE DISTRIBUTORS--0.4%
Owens & Minor, Inc.                                  18,800          567,948

HEALTH CARE EQUIPMENT--3.3%
ABAXIS, Inc.                                         22,800          516,876
Analogic Corp.                                       13,200          603,768
Conor Medsystems, Inc.                                2,600           72,020
IRIS International, Inc.                             31,700          381,034
Mentor Corp.                                         14,300          635,778
NeuroMetrix, Inc.                                    21,300          699,066
Spectranetics Corp.                                  62,800          809,492
Vital Signs, Inc.                                     3,000          154,470
Wright Medical Group, Inc.                           27,800          612,434
                                                                ------------
                                                                   4,484,938
                                                                ------------

HEALTH CARE SUPPLIES--1.0%
DENTSPLY International, Inc.                         19,400          607,220
Epitope, Inc.                                        20,900          195,206
Polymedica Corp.                                     15,800          611,618
                                                                ------------
                                                                   1,414,044
                                                                ------------

HOMEBUILDING--1.2%
Levitt Corp. Class A                                 42,000          467,880
MDC Holdings, Inc.                                   13,500          589,005
Pulte Homes, Inc.                                    22,600          644,100
                                                                ------------
                                                                   1,700,985
                                                                ------------

HOMEFURNISHING RETAIL--0.4%
Aaron Rents, Inc.                                    23,200          560,048

HOTELS, RESORTS & CRUISE LINES--0.8%
Ambassadors International Inc.                       12,700          315,849
Lodgian, Inc.                                        13,700          164,537
Marcus Corp. (The)                                   27,600          544,824
                                                                ------------
                                                                   1,025,210
                                                                ------------

Phoenix Market Neutral Fund


                                                    SHARES         VALUE
                                                   --------     ------------

HOUSEWARES & SPECIALTIES--0.3%
National Presto Industries, Inc.                      8,600     $    464,744

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.5%
CDI Corp.                                            15,200          297,160
Heidrick & Struggles International, Inc.             13,100          423,392
                                                                ------------
                                                                     720,552
                                                                ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.9%
Black Hills Corp.                                    17,400          623,442
Mirant Corp.                                         25,300          672,221
                                                                ------------
                                                                   1,295,663
                                                                ------------

INDUSTRIAL MACHINERY--2.1%
ESCO Technologies, Inc.                              11,200          590,128
Flanders Corp.                                       58,500          527,670
Flowserve Corp.                                      12,500          647,500
IDEX Corp.                                           13,300          577,885
Pall Corp.                                           21,300          555,504
                                                                ------------
                                                                   2,898,687
                                                                ------------

INDUSTRIAL REIT'S--0.5%
EastGroup Properties, Inc.                           13,800          649,014

INTEGRATED OIL & GAS--0.8%
CNX Gas Corp.                                        20,000          541,200
Murphy Oil Corp.                                     10,700          550,622
                                                                ------------
                                                                   1,091,822
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.4%
IDT Corp. Class B                                    41,100          549,918

INTERNET SOFTWARE & SERVICES--2.5%
Akamai Technologies, Inc.                            18,200          721,266
DealerTrack Holdings, Inc.                            3,500           68,635
Internet Capital Group, Inc.                         33,700          297,234
Ipass, Inc.                                         108,900          553,212
j2 Global Communications, Inc.                       19,400          543,200
Keynote Systems, Inc.                                 2,500           26,425
Openwave Systems, Inc.                               93,300          614,847
WebEx Communications, Inc.                           18,200          623,896
                                                                ------------
                                                                   3,448,715
                                                                ------------
INVESTMENT BANKING & BROKERAGE--0.1%
Stifel Financial Corp.                                5,900          195,880

IT CONSULTING & OTHER SERVICES--1.4%
BearingPoint, Inc.                                   74,300          594,400
Kanbay International, Inc.                           41,300          598,850
Lionbridge Technologies, Inc.                       113,400          681,534
                                                                ------------
                                                                   1,874,784
                                                                ------------


                                                    SHARES         VALUE
                                                   --------     ------------

LEISURE FACILITIES--0.9%
International Speedway Corp., Class A                14,200     $    642,550
Life Time Fitness, Inc.                              13,200          597,960
                                                                ------------
                                                                   1,240,510
                                                                ------------

LIFE & HEALTH INSURANCE--0.4%
American Equity Investment Life Holding Co.          55,500          604,395

LIFE SCIENCES TOOLS & SERVICES--0.6%
Affymetrix, Inc.                                     26,800          578,076
Illumina, Inc.                                        6,400          244,672
                                                                ------------
                                                                     822,748
                                                                ------------


METAL & GLASS CONTAINERS--0.5%
AptarGroup, Inc.                                     12,000          618,000

MORTGAGE REIT'S--0.8%
JER Investors Trust, Inc.                            36,200          561,100
Redwood Trust, Inc.                                  12,100          575,718
                                                                ------------
                                                                   1,136,818
                                                                ------------

MOVIES & ENTERTAINMENT--0.4%
Carmike Cinemas, Inc.                                27,700          582,531

MULTI-UTILITIES--0.8%
Ameren Corp.                                         12,400          638,600
Vectren Corp.                                        16,700          464,427
                                                                ------------
                                                                   1,103,027
                                                                ------------

NETWORKING EQUIPMENT--0.0%
FalconStor Software, Inc.                             5,100           34,680

OFFICE ELECTRONICS--0.5%
Zebra Technologies Corp. Class A                     20,200          633,270

OFFICE SERVICES & SUPPLIES--0.7%
HNI Corp.                                             8,200          333,002
IKON Office Solutions, Inc.                          47,700          658,737
                                                                ------------
                                                                     991,739
                                                                ------------

OIL & GAS EQUIPMENT & SERVICES--1.9%
Gulf Island Fabrication, Inc.                        26,100          647,541
Hanover Compressor Co.                               37,000          703,000
Input/Output, Inc.                                   63,400          623,222
National-Oilwell Varco, Inc.                         10,000          670,400
                                                                ------------
                                                                   2,644,163
                                                                ------------

OIL & GAS EXPLORATION & PRODUCTION--4.3%
Barrett Corp. (Bill)                                 20,000          618,400
Brigham Exploration Co.                              82,900          595,222
Cheniere Energy, Inc.                                16,700          584,333
Exploration Company of Delaware                      55,600          672,760

Phoenix Market Neutral Fund


                                                    SHARES         VALUE
                                                   --------     ------------
OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
Forest Oil Corp.                                     20,700     $    693,657
Meridian Resource Corp. (The)                       170,900          606,695
Quicksilver Resources, Inc.                          18,000          636,480
Range Resources Corp.                                22,900          643,719
Rosetta Resources, Inc.                              10,300          185,503
Whiting Petroleum Corp.                              14,200          663,140
                                                                ------------
                                                                   5,899,909
                                                                ------------

OIL & GAS STORAGE & TRANSPORTATION--0.4%
Maritrans, Inc.                                      22,400          511,616

PACKAGED FOODS & MEATS--1.5%
Gold Kist, Inc.                                      46,300          647,737
Hershey Foods Co.                                    11,400          626,658
Pilgrim's Pride Corp.                                18,700          477,972
TreeHouse Foods, Inc.                                15,100          361,796
                                                                ------------
                                                                   2,114,163
                                                                ------------

PAPER PACKAGING--0.4%
Chesapeake Corp.                                     39,500          562,875

PHARMACEUTICALS--1.5%
MGI Pharma, Inc.                                     27,500          401,775
Noven Pharmaceuticals, Inc.                          30,100          594,776
Sepracor, Inc.                                       10,700          528,580
Valeant Pharmaceuticals International                33,200          573,696
                                                                ------------
                                                                   2,098,827
                                                                ------------

PROPERTY & CASUALTY INSURANCE--1.7%
Direct General Corp.                                 34,000          564,060
Erie Indemnity Co. Class A                            4,600          227,930
United Fire & Casualty Co.                           14,400          429,984
Wesco Financial Corp.                                   900          355,500
White Mountains Insurance Group Ltd.                  1,400          686,700
                                                                ------------
                                                                   2,264,174
                                                                ------------

PUBLISHING & PRINTING--0.5%
Dow Jones & Co., Inc.                                13,300          466,032
Journal Communications, Inc. Class A                 19,600          206,780
                                                                ------------
                                                                     672,812
                                                                ------------

RAILROADS--0.2%
American Railcar Industries, Inc.                    11,500          317,975

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
Affordable Residential Communities                   57,500          622,725
St. Joe Co. (The)                                    12,400          556,760
                                                                ------------
                                                                   1,179,485
                                                                ------------


                                                    SHARES         VALUE
                                                   --------     ------------

REGIONAL BANKS--5.3%
AMCORE Financial, Inc.                               19,100     $    547,215
BankFinancial Corp.                                   4,900           83,349
CoBiz, Inc.                                           4,000           93,880
Community Bank System, Inc.                          30,100          636,916
Community Banks, Inc.                                 2,265           58,618
F.N.B. Corp.                                         19,400          320,876
Fifth Third Bancorp                                  14,600          556,844
First Commonwealth Financial Corp.                   47,500          617,025
First Financial Bancorp                               6,000           89,580
First Merchants Corp.                                 8,300          194,137
Interchange Financial Services Corp.                  5,900          133,340
Midwest Banc Holdings, Inc.                          25,800          562,698
Provident Bankshares Corp.                           18,200          669,214
South Financial Group, Inc. (The)                    24,000          648,480
Sterling Bancorp                                      4,700           94,799
Sun Bancorp, Inc.                                     3,955           70,953
TD Banknorth, Inc.                                   19,900          577,100
Valley National Bancorp                              23,898          620,631
Westamerica Bancorp                                  12,200          586,942
Yardville National Bancorp                            2,500           86,700
                                                                ------------
                                                                   7,249,297
                                                                ------------

REINSURANCE--0.9%
IPC Holdings Ltd.                                    20,800          598,000
Transatlantic Holdings, Inc.                         10,000          587,000
                                                                ------------
                                                                   1,185,000
                                                                ------------

RESTAURANTS--0.7%
BJ's Restaurants, Inc.                                2,600           49,738
OSI Restaurant Partners, Inc.                        15,300          442,017
Wendy's International, Inc.                           8,500          511,360
                                                                ------------
                                                                   1,003,115
                                                                ------------

RETAIL REIT'S--0.4%
Heritage Property Investment Trust                   16,400          591,876

SEMICONDUCTOR EQUIPMENT--1.6%
ATMI, Inc.                                           22,600          600,482
Cabot Microelectronics Corp.                         21,800          649,204
FormFactor, Inc.                                      7,500          321,525
Tessera Technologies, Inc.                           18,800          591,636
                                                                ------------
                                                                   2,162,847
                                                                ------------

SEMICONDUCTORS--0.6%
Ikanos Communications, Inc.                          15,100          209,135
TriQuint Semiconductor, Inc.                        140,100          661,272
                                                                ------------
                                                                     870,407
                                                                ------------

Phoenix Market Neutral Fund


                                                    SHARES         VALUE
                                                   --------     ------------

SPECIALIZED FINANCE--0.5%
Chicago Mercantile Exchange Holdings, Inc.            1,400     $    645,680
Encore Capital Group, Inc.                            7,200           88,344
                                                                ------------
                                                                     734,024
                                                                ------------

SPECIALIZED REIT'S--1.8%
Extra Space Storage, Inc.                            37,600          598,968
Healthcare Realty Trust, Inc.                        18,300          605,547
Public Storage, Inc.                                  7,800          626,262
U-Store-It Trust                                     32,400          617,544
                                                                ------------
                                                                   2,448,321
                                                                ------------

SPECIALTY CHEMICALS--0.9%
Ferro Corp.                                          37,100          599,165
International Flavors & Fragrances, Inc.             17,600          651,200
                                                                ------------
                                                                   1,250,365
                                                                ------------

SPECIALTY STORES--0.4%
A.C. Moore Arts & Crafts, Inc.                       30,000          516,000

STEEL--0.9%
Oregon Steel Mills, Inc.                             13,700          633,488
Steel Technologies, Inc.                             28,200          654,522
                                                                ------------
                                                                   1,288,010
                                                                ------------

SYSTEMS SOFTWARE--1.5%
Borland Software Corp.                               97,600          546,560
Novell, Inc.                                        100,000          649,000
Quality Systems, Inc.                                19,300          639,119
Vasco Data Security International                    21,800          188,570
                                                                ------------
                                                                   2,023,249
                                                                ------------

THRIFTS & MORTGAGE FINANCE--3.2%
Brookline Bancorp, Inc.                              46,000          597,080
Clifton Savings Bancorp, Inc.                         9,800          107,212
Fidelity Bankshares, Inc.                            19,200          739,200
MAF Bancorp, Inc.                                    10,800          442,800
NetBank, Inc.                                        60,900          334,950
NewAlliance Bancshares, Inc.                         43,100          608,141
Partners Trust Financial Group, Inc.                  8,300           87,648
Provident New York Bancorp                           18,500          249,565


                                                    SHARES         VALUE
                                                   --------     ------------

THRIFTS & MORTGAGE FINANCE--(CONTINUED)
Washington Federal, Inc.                             26,670     $    596,608
Webster Financial Corp.                              13,300          627,228
                                                                ------------
                                                                   4,390,432
                                                                ------------

TIRES & RUBBER--0.3%
Cooper Tire & Rubber Co.                             45,500          454,545

TOBACCO--0.4%
Universal Corp.                                      15,600          550,992

TRADING COMPANIES & DISTRIBUTORS--0.9%
GATX Corp.                                           14,900          583,931
Grainger (W.W.), Inc.                                 9,700          602,273
                                                                ------------
                                                                   1,186,204
                                                                ------------

TRUCKING--0.9%
Laidlaw International, Inc.                          22,600          598,900
Quality Distribution, Inc.                            7,800           99,606
Universal Truckload Services                         16,300          571,315
                                                                ------------
                                                                   1,269,821


----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS SOLD SHORT
(PROCEEDS $137,356,371)                                          132,266,664
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(e)--0.4%

INTERNET SOFTWARE & SERVICES--0.4%
Sohu.Com, Inc. (China)                               25,900          546,490
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $590,587)                                                  546,490
----------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $137,946,958)                                         $132,813,154(f)
                                                                ============

(f) Federal Tax Information: Net unrealized appreciation of securities sold short is comprised of gross appreciation of $9,512,714, and gross depreciation of $5,297,151 for federal income tax purposes. At July 31, 2006, the aggregate proceeds of securities sold short for federal income tax purposes was $137,028,717.

PHOENIX PORTFOLIOS
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
JULY 31, 2006 (UNAUDITED)


       NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

           The following is a summary of significant accounting policies consistently followed by the Phoenix Portfolios in the preparation of the Schedule of Investments and Securities Sold Short. The preparation of the Schedule of Investments and Securities Sold Short in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments and Securities Sold Short. Actual results could differ from those estimates.

       A. SECURITY VALUATION

           Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

           Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

           As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

           Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

           Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

       B. SECURITY TRANSACTIONS AND RELATED INCOME

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

       C. FOREIGN CURRENCY TRANSLATION

           Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

PHOENIX PORTFOLIOS
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
JULY 31, 2006 (UNAUDITED)


       D. FOREIGN SECURITY COUNTRY DETERMINATION

           A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments and securities sold short: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

       E. SHORT SALES

           A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

           At July 31, 2006, the value of securities sold short amounted to $132,813,154 against which collateral of $263,527,918 was held.


       NOTE 2--ASSET CONCENTRATIONS

           In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

           The Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.


       NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

           Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments and Securities Sold Short where applicable.

           Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

PHOENIX PORTFOLIOS
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
JULY 31, 2006 (UNAUDITED)


           At July 31, 2006, the Fund held the following restricted securities:

                                                             Market        % of
                               Acquisition    Acquisition    Value         Net Assets
                               Date           Cost           at 7/31/06    at 7/31/06
                           ---------------------------------------------------------------
    Telefonica Moviles S.A.    12/20/01       $ 0             $ 0          0.0%
    Telefonica Data
       Argentina S.A.          12/20/01         0               0          0.0

           At the end of the period, the value of restricted securities amounted to $0 or 0.0% of net assets.

           The  Fund  will  bear  any  costs,   including   those   involved  in
     registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Portfolios
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 25, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 25, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     September 25, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.